Note 3 - Debt	12 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Debt Disclosure [Text Block]

3.   DEBT

In April 2020, the Company received a $1,690,385 loan (the “PPP Loan”) from JPMorgan Chase Bank, N.A. (the “Bank”), under the Paycheck Protection Program, which was established under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), as modified by the Paycheck Protection Flexibility Act of 2020 (the “PPP Flexibility Act”). Pursuant to the terms of the CARES Act, the PPP Loan was eligible for forgiveness by the Small Business Administration ("SBA"), if and to the extent that the Company satisfied certain requirements. The term of the PPP Loan was two years from the funding date of the PPP Loan. The interest rate on the PPP Loan was 0.98%. Under the terms of the PPP Loan, interest accrued from the funding date of the PPP Loan but payment of both principal and interest was initially deferred for six months and then deferred further while forgiveness was considered. At March 31, 2021, the principal balance of the loan and accrued interest payable were recorded as liabilities on the Company’s Consolidated Balance Sheet. The Company submitted an application for forgiveness of the PPP Loan on April 21, 2021 and received notification on June 22, 2021 that full forgiveness of the loan was authorized by the SBA. The gain of $1,706,614 from this extinguishment of debt included both principal and interest and is recorded as a component of "Other income (loss), net" on the Company's Consolidated Statement of Operations for fiscal 2022.

On March 8, 2021, the Company entered into a Credit Agreement providing for a $10 million revolving line of credit facility (the "Interim Credit Facility) with JPMorgan Chase Bank, N.A. (the "Bank"). The term of the Interim Credit Facility had an expiration date of July 15, 2021 because the Company was evaluating options for longer term credit arrangements. On April 12, 2021, the Company executed a first amendment to the Interim Credit Facility that increased the size of the facility from $10 million to $20 million. On May 19, 2021, the Company entered into an Amended and Restated Credit Agreement ("ABL Facility") with the Bank that amends and restates the Interim Credit Facility and provides for asset-based revolving loans in an aggregate principal amount up to $40 million. On March 11, 2022, the Company executed a first amendment to the ABL Facility which increased the size of the facility from $40 million to $75 million. The ABL Facility matures on May 19, 2026 and is secured by substantially all of the assets of the Company. The Company can elect borrowing on a floating rate basis or a term basis. Floating rate borrowings accrue interest at a rate equal to the prime rate per annum. Term rate borrowings accrue interest at a rate equal to the SOFR rate applicable to the selected term plus 1.8% per annum. Availability of funds under the ABL Facility is subject to a borrowing base calculation determined as the sum of (a) 85% of eligible accounts receivable, plus (b) the product of 85% multiplied by the net orderly liquidating value percentage identified in the most recent inventory appraisal multiplied by eligible inventory. The ABL Facility contains a financial covenant restricting the Company from allowing its fixed charge coverage ratio to be, as of the end of any calendar month, less than 1.10 to 1.00 for the trailing twelve month period then ending. The fixed charge coverage ratio is calculated as the ratio of (a) EBITDA, as defined in the ABL Facility, minus unfinanced capital expenditures to (b) cash interest expense plus scheduled principal payments on indebtedness plus taxes paid in cash plus restricted payments paid in cash plus capital lease obligation payments plus cash contributions to any employee pension benefit plans. The ABL Facility contains other representations and warranties and affirmative and negative covenants that are usual and customary. If certain conditions precedent are satisfied, the ABL facility may be increased by up to an aggregate of $10 million, in minimum increments of $5 million. At March 31, 2022, the Company had a balance of $18,436,457 under the ABL Facility with an applicable interest rate of 2.72%. At March 31, 2022, the Company's borrowing base calculation provided access to approximately $68.4 million of the ABL Facility and the Company was in compliance with all covenants related to the ABL Facility. The ABL Facility was amended subsequent to fiscal year-end with additional information about the amendments located in Note 15.